Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 11,128,379	$ 1,889,521
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses	6,593,962	18,140,668
Depreciation and amortization	1,167,242	1,247,582
Provision for deferred income taxes	(10,700)	(13,795)
Other	(471,465)	(52,731)
Decrease (increase) in miscellaneous other assets	1,868,025	993,043
Decrease in other liablities	(3,482,788)	(6,446,265)
Net Cash Provided by (Used in) Operating Activities	16,792,655	15,758,023
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(116,305,375)	(108,520,874)
Loan liquidations	119,375,956	94,690,172
Purchases of marketable debt securities	(10,696,400)	(3,932,950)
Redemptions of marketable debt securities	5,685,000	0
Fixed asset additions, net	(657,309)	(539,697)
Fixed asset net proceeds from sales	15,253	17,474
Net Cash Provided by (Used in) Investing Activities	(2,582,875)	(18,285,875)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase in senior demand notes	4,894,094	3,304,356
Advances on credit line	43,389,542	53,841,307
Payments on credit line	(83,139,542)	(49,991,307)
Commercial paper issued	34,189,530	16,454,542
Commercial paper redeemed	(9,520,369)	(19,857,534)
Subordinated debt securities issued	1,746,049	1,461,602
Subordinated debt securities redeemed	(1,690,176)	(1,760,866)
Dividends / Distributions	(4,154,861)	(100,000)
Net Cash Provided by (Used in) Financing Activities	(14,285,733)	3,352,100
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(75,953)	824,248
CASH AND CASH EQUIVALENTS, beginning	67,678,422	58,458,580
CASH AND CASH EQUIVALENTS, ending	67,602,469	59,282,828
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for Interest	5,506,284	5,377,386
Adoption of CECL Accounting Standard ASU 2016-13	$ 0	$ (2,158,161)